INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,302	$ (315)
Financial contracts and power sale agreements	26	27
Income tax relating to marketable securities measured at fair value through other comprehensive income	10	5
Foreign currency translation	69	(43)
Revaluation of pension obligation	7	1
Total deferred tax in other comprehensive income	$ 1,414	$ (325)